Commodity risk management contracts	12 Months Ended
Dec. 31, 2020
Disclosure Of Commodity risk management contracts [Abstract]
Disclosure Of Commodity Risk Management Contracts Explanatory [Text Block]

Note 8     Commodity risk management contracts

The Group has entered into derivative financial instruments to manage its exposure to oil price risk. These derivatives are zero-premium collars, fixed price or zero-premium 3‑ways (put spread plus call), and were placed with major financial institutions and commodity traders. The Group entered into the derivatives under ISDA Master Agreements and Credit Support Annexes, which provide credit lines for collateral posting thus alleviating possible liquidity needs under the instruments and protect the Group from potential non-performance risk by its counterparties. The Group’s derivatives are accounted for as non-hedge derivatives and therefore all changes in the fair values of its derivative contracts are recognized as gains or losses in the results of the periods in which they occur.

The following table presents the Group’s production hedged during the year ended December 31, 2020 and for the following periods as a consequence of the derivative contracts in force as of December 31, 2020:

Period	Reference	Type	Volume bbl/d	Average price US$/bbl
January 1, 2020 - March 31, 2020	ICE BRENT	Zero Premium 3 Ways	18,000	45.00-55.00 Put 74.45 Call
			18,000
April 1, 2020 - June 30, 2020	ICE BRENT	Zero Premium 3 Ways	11,000	45.00-55.00 Put 70.00 Call
April 1, 2020 - June 30, 2020	ICE BRENT	Zero Premium Collars	7,500	32.33 Put 34.54 Call
April 1, 2020 - June 30, 2020	ICE BRENT	Fixed Price	7,500	31.67
			26,000
July 1, 2020 - September 30, 2020	ICE BRENT	Zero Premium 3 Ways	11,000	45.00-55.00 Put 70.00 Call
July 1, 2020 - September 30, 2020	ICE BRENT	Zero Premium Collars	14,500	31.34 Put 38.66 Call
July 1, 2020 - September 30, 2020	ICE BRENT	Fixed Price	2,000	32.00
			27,500
October 1, 2020 - December 31, 2020	ICE BRENT	Zero Premium 3 Ways	11,000	45.00-55.00 Put 70.00 Call
October 1, 2020 - December 31, 2020	ICE BRENT	Zero Premium Collars	12,500	33.76 Put 45.38 Call
October 1, 2020 - December 31, 2020	VASCONIA (a)	Zero Premium Collars	2,000	30.00 Put 44.25 Call
			25,500
January 1, 2021 - March 31, 2021	ICE BRENT	Zero Premium Collars	21,000	38.19 Put 51.98 Call
January 1, 2021 - March 31, 2021	VASCONIA (a)	Zero Premium Collars	2,000	35.00 Put 43.01 Call
			23,000
April 1, 2021 - June 30, 2021	ICE BRENT	Zero Premium Collars	20,500	38.93 Put 52.49 Call
			20,500
July 1, 2021 - September 30, 2021	ICE BRENT	Zero Premium Collars	9,000	40.00 Put 54.34 Call
			9,000
October 1, 2021 - December 31, 2021	ICE BRENT	Zero Premium Collars	9,000	40.00 Put 54.34 Call
			9,000
(a)	Vasconia Crude (Ice Brent minus Vasconia Differential)

Since 2020, the Group has entered into Vasconia-based derivative contracts, a new instrument within its hedging portfolio. These derivatives protect both the overall crude price exposure to ICE Brent as well as the Vasconia differential, which reflects the quality adjustment for the GeoPark’s Llanos Basin crude production in Colombia.

The table below summarizes the gain (loss) on the commodity risk management contracts:

	2020	2019	2018
Realized gain (loss) on commodity risk management contracts	21,059	3,888	(26,098)
Unrealized (loss) gain on commodity risk management contracts	(12,978)	(26,411)	42,271
	8,081	(22,523)	16,173

The following table presents the Group’s derivative contracts agreed after the balance sheet date:

Period	Reference	Type	Volume bbl/d	Price US$/bbl
January 1, 2021 - June 30, 2021	ICE BRENT	Zero Premium Collars	2,500	45.00 Put 59.00 Call
April 1, 2021 - June 30, 2021	ICE BRENT	Zero Premium Collars	1,500	50.00 Put 57.10 Call
April 1, 2021 - June 30, 2021	ICE BRENT	Zero Premium Collars	1,000	50.00 Put 57.27 Call
July 1, 2021 - September 30, 2021	ICE BRENT	Zero Premium Collars	2,500	45.00 Put 61.20 Call
July 1, 2021 - September 30, 2021	ICE BRENT	Zero Premium Collars	2,500	46.00 Put 62.50 Call
July 1, 2021 - September 30, 2021	ICE BRENT	Zero Premium Collars	2,000	45.00 Put 66.06 Call
July 1, 2021 - September 30, 2021	VASCONIA (a)	Zero Premium Collars	1,000	41.50 Put 68.15 Call
July 1, 2021 - September 30, 2021	VASCONIA (a)	Zero Premium Collars	1,000	41.50 Put 68.98 Call
July 1, 2021 - September 30, 2021	ICE BRENT	Zero Premium Collars	2,000	50.00 Put 80.60 Call
October 1, 2021 - December 31, 2021	ICE BRENT	Zero Premium Collars	1,000	45.00 Put 61.65 Call
October 1, 2021 - December 31, 2021	ICE BRENT	Zero Premium Collars	1,500	45.00 Put 62.03 Call
October 1, 2021 - December 31, 2021	ICE BRENT	Zero Premium Collars	2,000	45.00 Put 64.17 Call
October 1, 2021 - December 31, 2021	ICE BRENT	Zero Premium Collars	2,000	45.00 Put 71.02 Call
October 1, 2021 - December 31, 2021	ICE BRENT	Zero Premium Collars	2,000	50.00 Put 75.75 Call
October 1, 2021 - December 31, 2021	ICE BRENT	Zero Premium Collars	2,000	50.00 Put 78.00 Call
January 1, 2022 - March 31, 2022	ICE BRENT	Zero Premium Collars	2,500	45.00 Put 60.45 Call
January 1, 2022 - March 31, 2022	ICE BRENT	Zero Premium Collars	2,000	45.00 Put 76.85 Call
January 1, 2022 - March 31, 2022	ICE BRENT	Zero Premium Collars	2,000	50.00 Put 75.00 Call
(a)	Vasconia Crude (Ice Brent minus Vasconia Differential)